Income Taxes - Summary of Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ 0	$ 0	$ 0
Inventory
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	23,329	20,472
Biological assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(9,451)	(9,509)
Net Investment in Subleases
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(5,363)	(6,119)
Intangible Assets
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(16,632)	0
Lease liabilities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	(5,488)	(8,361)
Marketable Securities
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	14,981	7,442
Equity Accounted Investee
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax asset (liability)	$ (1,376)	$ (3,925)